DIRECT OPERATING COSTS - Direct Costs by Nature (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Total	$ 1,860	$ 1,669	$ 3,512	$ 3,285
Direct costs
Disclosure of attribution of expenses by nature to their function [line items]
Inventory costs	123	129	245	262
Subcontractor and consultant costs	782	589	1,379	1,140
Concession construction materials and labor costs	38	85	78	160
Depreciation and amortization expense	194	188	390	374
Compensation	463	440	902	867
Other direct costs	$ 260	$ 238	$ 518	$ 482